FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of gross holding gains and fair value of held-to-maturity securities

			Gross
		Amortized	Holding	Fair
	Held-To-Maturity	Cost	Gain	Value
December 31, 2020	U.S. Treasury Securities (Matured on 1/28/21)*	230,091,280	7,515	230,098,795
*	Upon maturity, the securities were reinvested into money market funds, which invest in U.S. Treasury Securities. As of December 31, 2021 there were no held-to-maturity securities.

Schedule of fair value, assets measured on recurring basis

	Markets	December 31,	December 31,
Description	(level)	2021	2020
Assets:
Cash and marketable securities held in Trust Account	1	$230,157,661	$230,098,795
Liabilities:
Warrant Liability – Public Warrants	1	$7,820,000	$15,985,000
Warrant Liability – Private Placement	3	$4,946,082	$9,504,000

Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

	December 31,	December 31,
Input:	2021	2020
Risk-free interest rate	1.26%	0.36%
Expected term (years)	5.28	5.49
Expected volatility	18.8%	22.7%
Exercise price	$11.50	$11.50
Stock Price	$9.96	$10.22

Schedule of changes in fair value of warrant liabilities

	Private
	Placement	Public
Fair value as of May 28, 2020	—	—
Initial measurement on July 30, 2020	$6,732,000	$11,270,000
Transfer from Level 3 to Level 1	—	(11,270,000)
Change in fair value	2,772,000	—
Fair value as of December 31, 2020	$9,504,000	—
Change in fair value	(4,557,918)	—
Fair value as of December 31, 2021	$4,946,082	—